Acquisition (Tables)	12 Months Ended
Dec. 31, 2015
Business Combinations [Abstract]
Schedule of Allocated Purchase Consideration

The Company financed the purchase through borrowings under its credit facility. The purchase consideration was allocated as follows:

Amount
Fixed assets	$7,634
Reacquired franchise rights	8,950
Membership relationships	5,882
Favorable leases, net	700
Other assets	35
Goodwill	19,771
Liabilities assumed, including deferred revenues	(1,334)

$41,638